Loans and asset quality	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2022	2021
Commercial	$1,732	$2,128
Commercial real estate	6,226	6,033
Financial institutions	9,684	10,232
Lease financings	657	731
Wealth management loans	10,302	9,792
Wealth management mortgages	8,966	8,200
Other residential mortgages	345	299
Capital call financing	3,438	2,284
Other	2,941	2,541
Overdrafts	4,839	3,060
Margin loans	16,933	22,487
Total loans (a)	$66,063	$67,787
(a)    Net of unearned income of $225 million at Dec. 31, 2022 and $240 million at Dec. 31, 2021, primarily related to lease financings.

We disclose information related to our loans and asset quality by the class of financing receivable in the following tables.
Allowance for credit losses

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2022 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$12	$199	$13	$1	$1	$6	$7	$2	$241
Charge-offs	—	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	4	—	4
Net recoveries	—	—	—	—	—	—	4	—	4
Provision (b)	6	(15)	11	—	—	6	(3)	4	9
Ending balance	$18	$184	$24	$1	$1	$12	$8	$6	$254
Allowance for:
Loan losses	$4	$137	$10	$1	$1	$11	$8	$4	$176
Lending-related commitments	14	47	14	—	—	1	—	2	78
Individually evaluated for impairment:
Loan balance (c)	$—	$62	$—	$—	$—	$16	$1	$—	$79
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the other loan portfolio.
(b)    Does not include provision for credit losses related to other financial instruments of $30 million for the year ended Dec. 31, 2022.
(c)    Includes collateral dependent loans of $79 million with $126 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2021					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$16	$430	$10	$2	$1	$7	$13	$—	$—	$479
Charge-offs	—	—	—	—	—	(1)	(1)	—	(16)	(18)
Recoveries	—	—	2	—	—	—	6	—	—	8
Net recoveries	—	—	2	—	—	(1)	5	—	(16)	(10)
Provision (a)	(4)	(231)	1	(1)	—	—	(11)	2	16	(228)
Ending balance	$12	$199	$13	$1	$1	$6	$7	$2	$—	$241
Allowance for:
Loan losses	$3	$171	$6	$1	$1	$5	$7	$2	$—	$196
Lending-related commitments	9	28	7	—	—	1	—	—	—	45
Individually evaluated for impairment:
Loan balance (b)	$—	$111	$—	$—	$—	$18	$1	$—	$—	$130
Allowance for loan losses	—	5	—	—	—	—	—	—	—	5
(a)    Does not include provision for credit losses benefit related to other financial instruments of $3 million for the year ended Dec. 31, 2021.
(b)    Includes collateral dependent loans of $130 million with $149 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2020 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Foreign (b)	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing
Beginning at Dec. 31, 2019	$60	$76	$20	$3	$5	$15	$13	$24	$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(5)	(7)	2	(24)	(69)
Balance at Jan. 1, 2020	17	90	14	3	—	8	15	—	147
Charge-offs	—	—	—	—	—	—	(1)	—	(1)
Recoveries	—	—	—	—	—	—	5	—	5
Net (charge-offs) recoveries	—	—	—	—	—	—	4	—	4
Provision	(1)	340	(4)	(1)	1	(1)	(6)	—	328
Ending balance	$16	$430	$10	$2	$1	$7	$13	$—	$479
Allowance for:
Loan losses	$6	$324	$6	$2	$1	$6	$13	$—	$358
Lending-related commitments	10	106	4	—	—	1	—	—	121
Individually evaluated for impairment:
Loan balance (d)	$—	$—	$—	$—	$—	$20	$—	$—	$20
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the capital call and other loan portfolios.
(b)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(c)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(d)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2022			Dec. 31, 2021
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Other residential mortgages	$30	$1	$31	$38	$1	$39
Wealth management mortgages	8	14	22	8	17	25
Commercial real estate	—	54	54	12	42	54
Total nonperforming loans	38	69	107	58	60	118
Other assets owned	—	2	2	—	2	2
Total nonperforming assets	$38	$71	$109	$58	$62	$120
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2022				Dec. 31, 2021
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management mortgages	$54	$1	$—	$55	$24	$—	$—	$24
Wealth management loans	43	1	—	44	33	—	—	33
Commercial real estate	11	—	—	11	3	—	—	3
Other residential mortgages	5	—	—	5	2	1	—	3
Financial institutions	—	—	—	—	31	—	—	31
Total past due loans	$113	$2	$—	$115	$93	$1	$—	$94
Loan modifications

A modified loan is considered a troubled debt restructuring (“TDR”) if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs. We modified 10 loans in 2022 with an aggregate recorded investment of $14 million. The modifications of the other residential and commercial real estate loans in 2022 consisted of reducing the stated interest rates and, in certain cases, forbearance of default and extending the maturity dates.

Due to the coronavirus pandemic, there were two forms of relief provided for classifying loans as TDRs: The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the relevant provisions of which were extended by the Consolidated Appropriations Act, 2021, and the Interagency Guidance. The extension period ended Jan. 1, 2022. See Note 1 for additional details. During 2021 and 2020, we modified loans under the CARES Act or Interagency Guidance by providing short-term loan payment forbearances or modified principal and/or interest payments. These loans were primarily residential mortgage and commercial real estate loans. We did not identify any of the modifications as TDRs. The unpaid principal balance of the loans modified under the CARES Act or Interagency Guidance was $73 million at Dec. 31, 2022 and $150 million at Dec. 31, 2021.
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2022
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2022	2021	2020	2019	2018	Prior to 2018			Total (a)
Commercial:
Investment grade	$379	$148	$—	$—	$43	$45	$963	$—	$1,578
Non-investment grade	78	6	—	—	—	—	70	—	154
Total commercial	457	154	—	—	43	45	1,033	—	1,732	$2
Commercial real estate:
Investment grade	1,265	973	407	739	204	904	183	—	4,675
Non-investment grade	431	511	145	323	93	6	20	22	1,551
Total commercial real estate	1,696	1,484	552	1,062	297	910	203	22	6,226	25
Financial institutions:
Investment grade	126	389	—	—	—	25	7,216	—	7,756
Non-investment grade	20	—	—	—	—	—	1,896	12	1,928
Total financial institutions	146	389	—	—	—	25	9,112	12	9,684	78
Wealth management loans
Investment grade	45	57	22	45	—	217	9,887	—	10,273
Non-investment grade	—	—	—	—	—	—	29	—	29
Total wealth management loans	45	57	22	45	—	217	9,916	—	10,302	49
Wealth management mortgages	1,775	1,976	918	775	485	3,012	25	—	8,966	20
Lease financings	17	—	49	11	7	573	—	—	657	—
Other residential mortgages	27	70	—	—	—	248	—	—	345	1
Capital call financing	—	—	—	—	—	—	3,438	—	3,438	17
Other loans	—	—	—	—	—	—	2,941	—	2,941	6
Margin loans	5,984	—	—	—	—	—	10,949	—	16,933	33
Total loans	$10,147	$4,130	$1,541	$1,893	$832	$5,030	$37,617	$34	$61,224	$231
(a)    Excludes overdrafts of $4,839 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Credit profile of the loan portfolio							Dec. 31, 2021
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2021	2020	2019	2018	2017	Prior to 2017			Total (a)
Commercial:
Investment grade	$348	$20	$—	$8	$145	$—	$1,450	$—	$1,971
Non-investment grade	81	—	—	—	—	—	76	—	157
Total commercial	429	20	—	8	145	—	1,526	—	2,128	$1
Commercial real estate:
Investment grade	1,577	528	683	173	298	601	205	—	4,065
Non-investment grade	660	97	568	351	50	95	121	26	1,968
Total commercial real estate	2,237	625	1,251	524	348	696	326	26	6,033	7
Financial institutions:
Investment grade	705	—	—	—	—	60	8,015	—	8,780
Non-investment grade	20	—	—	—	—	—	1,432	—	1,452
Total financial institutions	725	—	—	—	—	60	9,447	—	10,232	11
Wealth management loans
Investment grade	117	18	73	6	104	122	9,320	—	9,760
Non-investment grade	1	—	—	—	—	—	31	—	32
Total wealth management loans	118	18	73	6	104	122	9,351	—	9,792	12
Wealth management mortgages	2,058	1,008	855	542	885	2,838	14	—	8,200	14
Lease financings	25	67	15	10	2	612	—	—	731	—
Other residential mortgages	—	—	—	—	—	299	—	—	299	1
Capital call financing	—	—	—	—	—	—	2,284	—	2,284	3
Other loans	—	—	—	—	—	—	2,541	—	2,541	2
Margin loans	7,697	—	—	—	—	—	14,790	—	22,487	10
Total loans	$13,289	$1,738	$2,194	$1,090	$1,484	$4,627	$40,279	$26	$64,727	$61
(a)    Excludes overdrafts of $3,060 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high-quality, with 95% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2022. In addition, 64% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short-term, with 85% expiring within one year.

Wealth management loans

Wealth management loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management loan portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portion of wealth management loan portfolio to be investment grade.

Wealth management mortgages

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2022, less than 1% of the mortgages were past due.

At Dec. 31, 2022, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 22%; New York – 15%; Florida – 10%; Massachusetts – 8%; and other – 45%.

Lease financings

At Dec. 31, 2022, the lease financings portfolio consisted of exposures backed by well-diversified assets, primarily real estate and large-ticket transportation equipment. The largest components of our lease residual value exposure were to aircraft and freight-related rail cars. Assets are both domestic and foreign-based, with primary concentrations in Germany and the U.S.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $345 million at Dec. 31, 2022 and $299 million at Dec. 31, 2021. Included in this portfolio at Dec. 31, 2022 were $97 million of fixed rate jumbo mortgage loans purchased in 2022 with a weighted-average loan-to-value ratio of 70% at origination. These loans are not typically correlated to external ratings.
Capital call financing

Capital call financing includes loans to private equity funds that are secured by the fund investors’ capital commitments and the funds’ right to call capital.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $16.9 billion of secured margin loans at Dec. 31, 2022, compared with $22.5 billion at Dec. 31, 2021. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $4.8 billion at Dec. 31, 2022 and $3.1 billion at Dec. 31, 2021. Overdrafts occur on a daily basis and are generally repaid within two business days.

Reverse repurchase agreements
Reverse repurchase agreements at Dec. 31, 2022 and Dec. 31, 2021 were fully secured with high-quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2022 and Dec. 31, 2021.